UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.      Name and address of issuer:
        BT Investment Funds
        One South Street
        Baltimore, Maryland 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):                   [ ]
        BT Investment Lifecycle Short Range Fund
        BT Investment Lifecycle Mid Range Fund
        BT Investment Lifecycle Long Range Fund

3.      Investment Company Act File Number:            811-04760
        Securities Act File Number:                    033-07404

4(a).   Last day of fiscal year for which this Form is filed:     March 31, 1999

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                 $ 250,342,704.00

         (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                 $ 246,401,721.00

         (iii)   Aggregate price of securities redeemed or repurchased
                 during any prior fiscal year ending no earlier than
                 October 11, 1995 that were not previously used to reduce
                 registration fees payable to the Commission:                $ -

         (iv)    Total available redemption credits [add Items 5(ii)
                 and 5(iii)]:                                      $ 246,401,721

         (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i):             $ 3,940,983.00

         (vi)    Redemption credits available for use in future years
                 -- if Item 5(i) is less than Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:                                0.00

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9): x                                    0.000278

         (viii)  Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                $ 1,095.59

6.      Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:

7.      Interest due -- if this Form is being filed more than 90 days
        after the end of the issuer's fiscal year (see Instruction D): + $     0

8.      Total of the amount of the registration fee due plus any interest
        due [line 5(viii) plus line 7]:                               $ 1,095.59

9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:    June 23, 1999

Method of delivery:         [ X ] Wire Transfer         [  ] Mail or other means

                                SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Daniel O. Hirsch
                                        ---------------------------------
                                        Daniel O. Hirsch
                                        Secretary

Date: June 25, 1999

* Please print the name and title of the signing officer below the signature.